Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Document Period End Date	Jul. 31, 2024
C000159049 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Institutional Shares
Trading Symbol	BITSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	21.13%	14.20%	12.88%
Russell 3000® Index	21.07	14.23	12.91

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,538,267,204
Holdings Count | Holding	2,720
Advisory Fees Paid, Amount	$ 287,746
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,538,267,204
Number of Portfolio Holdings	2,720
Net Investment Advisory Fees	$287,746
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.7%
Financials	13.6%
Health Care	11.8%
Consumer Discretionary	10.1%
Industrials	9.6%
Communication Services	8.2%
Consumer Staples	5.4%
Energy	3.8%
Real Estate	2.7%
Materials	2.6%
Other*	2.7%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security	Percent of Net Assets(b)
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Broadcom, Inc.	1.3%
Eli Lilly & Co.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Broadcom, Inc.	1.3%
Eli Lilly & Co.	1.3%
(b)Excludes short-term securities.
C000159048 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Investor A Shares
Trading Symbol	BASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	20.80%	13.94%	12.61%
Russell 3000® Index	21.07	14.23	12.91

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,538,267,204
Holdings Count | Holding	2,720
Advisory Fees Paid, Amount	$ 287,746
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,538,267,204
Number of Portfolio Holdings	2,720
Net Investment Advisory Fees	$287,746
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.7%
Financials	13.6%
Health Care	11.8%
Consumer Discretionary	10.1%
Industrials	9.6%
Communication Services	8.2%
Consumer Staples	5.4%
Energy	3.8%
Real Estate	2.7%
Materials	2.6%
Other*	2.7%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security	Percent of Net Assets(b)
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Broadcom, Inc.	1.3%
Eli Lilly & Co.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Broadcom, Inc.	1.3%
Eli Lilly & Co.	1.3%
(b)Excludes short-term securities.
C000159050 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total U.S. Stock Market Index Fund
Class Name	Class K Shares
Trading Symbol	BKTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	21.18%	14.26%	12.93%
Russell 3000® Index	21.07	14.23	12.91

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,538,267,204
Holdings Count | Holding	2,720
Advisory Fees Paid, Amount	$ 287,746
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,538,267,204
Number of Portfolio Holdings	2,720
Net Investment Advisory Fees	$287,746
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.7%
Financials	13.6%
Health Care	11.8%
Consumer Discretionary	10.1%
Industrials	9.6%
Communication Services	8.2%
Consumer Staples	5.4%
Energy	3.8%
Real Estate	2.7%
Materials	2.6%
Other*	2.7%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security	Percent of Net Assets(b)
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Broadcom, Inc.	1.3%
Eli Lilly & Co.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Broadcom, Inc.	1.3%
Eli Lilly & Co.	1.3%
(b)Excludes short-term securities.
C000155940 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BRMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 13, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	13.63%	10.12%	9.45%
Russell 3000® Index	21.07	14.23	12.48
Russell Midcap® Index	13.69	10.16	9.47

Performance Inception Date	May 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,996,331,954
Holdings Count | Holding	817
Advisory Fees Paid, Amount	$ 344,702
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,996,331,954
Number of Portfolio Holdings	817
Net Investment Advisory Fees	$344,702
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.1%
Financials	15.6%
Information Technology	12.4%
Consumer Discretionary	10.6%
Health Care	10.3%
Real Estate	7.7%
Materials	6.0%
Utilities	5.4%
Energy	5.3%
Consumer Staples	5.1%
Other*	4.3%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell Mid-Cap ETF	0.9%
Arthur J Gallagher & Co.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc., Class A	0.5%
D.R. Horton, Inc.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
United Rentals, Inc.	0.4%
Simon Property Group, Inc.	0.4%
Realty Income Corp.	0.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell Mid-Cap ETF	0.9%
Arthur J Gallagher & Co.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc., Class A	0.5%
D.R. Horton, Inc.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
United Rentals, Inc.	0.4%
Simon Property Group, Inc.	0.4%
Realty Income Corp.	0.4%
(b)Excludes short-term securities.
C000163604 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 13, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	13.31%	9.84%	9.17%
Russell 3000® Index	21.07	14.23	12.48
Russell Midcap® Index	13.69	10.16	9.47

Performance Inception Date	May 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,996,331,954
Holdings Count | Holding	817
Advisory Fees Paid, Amount	$ 344,702
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,996,331,954
Number of Portfolio Holdings	817
Net Investment Advisory Fees	$344,702
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.1%
Financials	15.6%
Information Technology	12.4%
Consumer Discretionary	10.6%
Health Care	10.3%
Real Estate	7.7%
Materials	6.0%
Utilities	5.4%
Energy	5.3%
Consumer Staples	5.1%
Other*	4.3%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell Mid-Cap ETF	0.9%
Arthur J Gallagher & Co.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc., Class A	0.5%
D.R. Horton, Inc.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
United Rentals, Inc.	0.4%
Simon Property Group, Inc.	0.4%
Realty Income Corp.	0.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell Mid-Cap ETF	0.9%
Arthur J Gallagher & Co.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc., Class A	0.5%
D.R. Horton, Inc.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
United Rentals, Inc.	0.4%
Simon Property Group, Inc.	0.4%
Realty Income Corp.	0.4%
(b)Excludes short-term securities.
C000155941 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BRMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 13, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	13.66%	10.16%	9.51%
Russell 3000® Index	21.07	14.23	12.48
Russell Midcap® Index	13.69	10.16	9.47

Performance Inception Date	May 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,996,331,954
Holdings Count | Holding	817
Advisory Fees Paid, Amount	$ 344,702
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,996,331,954
Number of Portfolio Holdings	817
Net Investment Advisory Fees	$344,702
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.1%
Financials	15.6%
Information Technology	12.4%
Consumer Discretionary	10.6%
Health Care	10.3%
Real Estate	7.7%
Materials	6.0%
Utilities	5.4%
Energy	5.3%
Consumer Staples	5.1%
Other*	4.3%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell Mid-Cap ETF	0.9%
Arthur J Gallagher & Co.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc., Class A	0.5%
D.R. Horton, Inc.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
United Rentals, Inc.	0.4%
Simon Property Group, Inc.	0.4%
Realty Income Corp.	0.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell Mid-Cap ETF	0.9%
Arthur J Gallagher & Co.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc., Class A	0.5%
D.R. Horton, Inc.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
United Rentals, Inc.	0.4%
Simon Property Group, Inc.	0.4%
Realty Income Corp.	0.4%
(b)Excludes short-term securities.
C000159052 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	12.90%	9.61%	9.30%
Russell 3000® Index	21.07	14.23	12.91
Russell 2500™ Index	13.06	9.65	9.33

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 599,823,170
Holdings Count | Holding	2,445
Advisory Fees Paid, Amount	$ 89,117
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$599,823,170
Number of Portfolio Holdings	2,445
Net Investment Advisory Fees	$89,117
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	16.5%
Health Care	12.6%
Consumer Discretionary	12.3%
Information Technology	11.6%
Real Estate	6.8%
Materials	5.8%
Energy	5.4%
Consumer Staples	3.3%
Communication Services	3.0%
Other*	3.7%
Short-Term Securities	8.6%
Liabilities in Excess of Other Assets	(8.3)
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell 2000 ETF	0.7%
iShares Russell Mid-Cap ETF	0.5%
EQT Corp.	0.3%
Lennox International, Inc.	0.3%
Textron, Inc.	0.3%
Packaging Corp. of America	0.3%
EMCOR Group, Inc.	0.3%
Reliance, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
Avery Dennison Corp.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell 2000 ETF	0.7%
iShares Russell Mid-Cap ETF	0.5%
EQT Corp.	0.3%
Lennox International, Inc.	0.3%
Textron, Inc.	0.3%
Packaging Corp. of America	0.3%
EMCOR Group, Inc.	0.3%
Reliance, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
Avery Dennison Corp.	0.3%
(b)Excludes short-term securities.
C000159051 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	12.57%	9.34%	9.04%
Russell 3000® Index	21.07	14.23	12.91
Russell 2500™ Index	13.06	9.65	9.33

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 599,823,170
Holdings Count | Holding	2,445
Advisory Fees Paid, Amount	$ 89,117
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$599,823,170
Number of Portfolio Holdings	2,445
Net Investment Advisory Fees	$89,117
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	16.5%
Health Care	12.6%
Consumer Discretionary	12.3%
Information Technology	11.6%
Real Estate	6.8%
Materials	5.8%
Energy	5.4%
Consumer Staples	3.3%
Communication Services	3.0%
Other*	3.7%
Short-Term Securities	8.6%
Liabilities in Excess of Other Assets	(8.3)
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell 2000 ETF	0.7%
iShares Russell Mid-Cap ETF	0.5%
EQT Corp.	0.3%
Lennox International, Inc.	0.3%
Textron, Inc.	0.3%
Packaging Corp. of America	0.3%
EMCOR Group, Inc.	0.3%
Reliance, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
Avery Dennison Corp.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell 2000 ETF	0.7%
iShares Russell Mid-Cap ETF	0.5%
EQT Corp.	0.3%
Lennox International, Inc.	0.3%
Textron, Inc.	0.3%
Packaging Corp. of America	0.3%
EMCOR Group, Inc.	0.3%
Reliance, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
Avery Dennison Corp.	0.3%
(b)Excludes short-term securities.
C000159053 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Small/Mid-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BSMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 13, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	12.95%	9.66%	9.35%
Russell 3000® Index	21.07	14.23	12.91
Russell 2500™ Index	13.06	9.65	9.33

Performance Inception Date	Aug. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 599,823,170
Holdings Count | Holding	2,445
Advisory Fees Paid, Amount	$ 89,117
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$599,823,170
Number of Portfolio Holdings	2,445
Net Investment Advisory Fees	$89,117
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	16.5%
Health Care	12.6%
Consumer Discretionary	12.3%
Information Technology	11.6%
Real Estate	6.8%
Materials	5.8%
Energy	5.4%
Consumer Staples	3.3%
Communication Services	3.0%
Other*	3.7%
Short-Term Securities	8.6%
Liabilities in Excess of Other Assets	(8.3)
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell 2000 ETF	0.7%
iShares Russell Mid-Cap ETF	0.5%
EQT Corp.	0.3%
Lennox International, Inc.	0.3%
Textron, Inc.	0.3%
Packaging Corp. of America	0.3%
EMCOR Group, Inc.	0.3%
Reliance, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
Avery Dennison Corp.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell 2000 ETF	0.7%
iShares Russell Mid-Cap ETF	0.5%
EQT Corp.	0.3%
Lennox International, Inc.	0.3%
Textron, Inc.	0.3%
Packaging Corp. of America	0.3%
EMCOR Group, Inc.	0.3%
Reliance, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
Avery Dennison Corp.	0.3%
(b)Excludes short-term securities.